JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 84.4%
Aerospace & Defense — 1.9%
General Dynamics Corp.	673,181	153,626,636
Raytheon Technologies Corp.	1,959,010	191,845,849
Textron, Inc.	1,318,459	93,122,759
		438,595,244
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	1,680,312	325,963,725
Banks — 0.8%
US Bancorp	5,423,828	195,528,999
Beverages — 3.5%
Coca-Cola Co. (The)	5,449,008	338,001,966
Constellation Brands, Inc., Class A	397,163	89,715,150
Keurig Dr Pepper, Inc.	629,285	22,201,175
Monster Beverage Corp. *	540,488	29,191,757
PepsiCo, Inc.	1,866,543	340,270,789
		819,380,837
Biotechnology — 3.8%
AbbVie, Inc.	2,361,743	376,390,982
Biogen, Inc. *	107,015	29,753,380
Regeneron Pharmaceuticals, Inc. *	286,972	235,796,283
Vertex Pharmaceuticals, Inc. *	779,655	245,645,901
		887,586,546
Broadline Retail — 1.4%
Amazon.com, Inc. *	3,089,709	319,136,043
Building Products — 1.3%
Trane Technologies plc	1,697,302	312,269,622
Capital Markets — 2.9%
CME Group, Inc.	1,640,931	314,271,105
Intercontinental Exchange, Inc.	1,107,671	115,519,009
LPL Financial Holdings, Inc.	80,827	16,359,385
Raymond James Financial, Inc.	727,844	67,886,010
S&P Global, Inc.	443,360	152,857,227
		666,892,736
Chemicals — 3.1%
Air Products and Chemicals, Inc.	785,299	225,545,726
Dow, Inc.	1,100,596	60,334,673
Linde plc	755,764	268,628,756
LyondellBasell Industries NV, Class A	752,346	70,637,766
PPG Industries, Inc.	823,362	109,984,696
		735,131,617
Communications Equipment — 0.1%
Motorola Solutions, Inc.	70,897	20,285,759
Consumer Finance — 0.8%
American Express Co.	1,109,856	183,070,747

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	540,439	268,527,926
Containers & Packaging — 0.2%
Avery Dennison Corp.	275,767	49,342,989
Electric Utilities — 2.0%
NextEra Energy, Inc.	3,234,572	249,320,810
Xcel Energy, Inc.	3,367,429	227,099,412
		476,420,222
Electrical Equipment — 1.2%
Eaton Corp. plc	1,567,508	268,576,821
Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies, Inc. *	925,981	149,527,412
Entertainment — 0.0% ^
Netflix, Inc. *	30,625	10,580,325
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B *	485,720	149,975,764
FleetCor Technologies, Inc. *	537,931	113,422,751
Jack Henry & Associates, Inc.	1,299,972	195,931,780
Mastercard, Inc., Class A	931,874	338,652,330
Visa, Inc., Class A	1,458,540	328,842,429
		1,126,825,054
Food Products — 2.2%
Archer-Daniels-Midland Co.	470,820	37,505,521
Hershey Co. (The)	1,392,895	354,366,417
Mondelez International, Inc., Class A	1,810,970	126,260,829
		518,132,767
Ground Transportation — 2.6%
CSX Corp.	2,784,811	83,377,241
Norfolk Southern Corp.	765,969	162,385,428
Old Dominion Freight Line, Inc.	608,460	207,387,507
Union Pacific Corp.	715,731	144,048,021
		597,198,197
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp. *	1,496,981	74,893,959
Health Care Providers & Services — 2.5%
Centene Corp. *	772,786	48,847,803
Elevance Health, Inc.	264,117	121,443,638
Humana, Inc.	202,805	98,453,715
UnitedHealth Group, Inc.	664,794	314,174,997
		582,920,153
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc. *	11,921	31,619,380
Chipotle Mexican Grill, Inc. *	133,239	227,610,851
Domino's Pizza, Inc.	104,820	34,576,973

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	412,278	115,277,052
Yum! Brands, Inc.	2,220,530	293,287,602
		702,371,858
Household Products — 3.6%
Colgate-Palmolive Co.	4,078,019	306,463,128
Kimberly-Clark Corp.	1,773,724	238,069,235
Procter & Gamble Co. (The)	2,076,176	308,706,610
		853,238,973
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	1,563,113	298,742,157
Industrial REITs — 0.7%
Prologis, Inc.	1,345,249	167,846,718
Insurance — 3.0%
Aon plc, Class A	112,807	35,566,919
Progressive Corp. (The)	2,614,596	374,044,104
Travelers Cos., Inc. (The)	1,706,638	292,534,819
		702,145,842
Interactive Media & Services — 1.9%
Alphabet, Inc., Class A *	3,138,881	325,596,126
Meta Platforms, Inc., Class A *	527,601	111,819,756
		437,415,882
IT Services — 2.0%
Accenture plc, Class A	1,122,500	320,821,725
Cognizant Technology Solutions Corp., Class A	2,232,540	136,028,662
VeriSign, Inc. *	49,401	10,439,913
		467,290,300
Life Sciences Tools & Services — 1.6%
Danaher Corp.	234,151	59,015,418
Thermo Fisher Scientific, Inc.	532,559	306,951,031
		365,966,449
Machinery — 1.7%
Deere & Co.	289,370	119,475,086
Dover Corp.	1,306,809	198,556,559
Otis Worldwide Corp.	992,603	83,775,693
		401,807,338
Media — 1.7%
Charter Communications, Inc., Class A *	224,702	80,355,682
Comcast Corp., Class A	8,452,964	320,451,865
		400,807,547
Multi-Utilities — 3.8%
Ameren Corp.	1,753,771	151,508,277
CMS Energy Corp.	1,766,855	108,449,560
Dominion Energy, Inc.	1,180,819	66,019,590

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — continued
DTE Energy Co.	207,316	22,709,394
Public Service Enterprise Group, Inc.	4,894,510	305,662,149
Sempra Energy	854,392	129,149,895
WEC Energy Group, Inc.	1,139,335	107,997,565
		891,496,430
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	756,844	123,486,667
ConocoPhillips	1,526,140	151,408,350
EOG Resources, Inc.	1,101,572	126,273,198
Exxon Mobil Corp.	1,254,277	137,544,016
		538,712,231
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	4,638,273	321,478,702
Eli Lilly & Co.	740,207	254,201,888
Johnson & Johnson	775,259	120,165,145
Merck & Co., Inc.	1,665,572	177,200,205
		873,045,940
Professional Services — 0.6%
Automatic Data Processing, Inc.	327,065	72,814,481
Booz Allen Hamilton Holding Corp.	446,712	41,405,735
Leidos Holdings, Inc.	260,955	24,023,517
		138,243,733
Residential REITs — 0.7%
Sun Communities, Inc.	686,700	96,742,296
UDR, Inc.	1,587,950	65,201,227
		161,943,523
Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	1,105,999	218,125,123
ASML Holding NV (Registered), NYRS (Netherlands)	190,659	129,783,488
NXP Semiconductors NV (China)	1,079,405	201,282,047
Texas Instruments, Inc.	1,763,436	328,016,730
		877,207,388
Software — 4.8%
Adobe, Inc. *	820,117	316,048,488
Cadence Design Systems, Inc. *	390,679	82,077,751
Intuit, Inc.	693,197	309,048,019
Microsoft Corp.	1,172,588	338,057,120
Synopsys, Inc. *	190,970	73,762,163
		1,118,993,541
Specialized REITs — 1.7%
Equinix, Inc.	237,078	170,942,721
SBA Communications Corp.	852,361	222,525,886
		393,468,607

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 2.8%
AutoZone, Inc. *	76,328	187,625,673
Lowe's Cos., Inc.	1,463,839	292,723,885
O'Reilly Automotive, Inc. *	130,770	111,021,115
Ulta Beauty, Inc. *	102,439	55,897,889
		647,268,562
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	245,142	40,423,916
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	457,115	56,060,584
Tobacco — 0.7%
Altria Group, Inc.	1,578,182	70,418,481
Philip Morris International, Inc.	895,357	87,073,468
		157,491,949
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	397,541	57,579,838
Total Common Stocks (Cost $19,032,393,150)		19,776,357,006
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 14.1%
Barclays Bank plc, ELN, 54.45%, 4/10/2023, (linked to S&P 500 Index) (United Kingdom) (a)	54,154	214,587,391
Barclays Bank plc, ELN, 60.70%, 4/11/2023, (linked to S&P 500 Index) (United Kingdom) (a)	54,412	211,463,532
Barclays Bank plc, ELN, 72.35%, 4/18/2023, (linked to S&P 500 Index) (United Kingdom) (a)	54,871	202,818,031
BNP Paribas, ELN, 52.65%, 5/8/2023, (linked to S&P 500 Index) (a)	60,827	240,029,425
BNP Paribas, ELN, 55.95%, 4/14/2023, (linked to S&P 500 Index) (a)	53,934	212,910,398
BNP Paribas, ELN, 59.18%, 4/28/2023, (linked to S&P 500 Index) (a)	56,709	223,445,369
BofA Finance LLC, ELN, 55.90%, 5/1/2023, (linked to S&P 500 Index) (a)	59,690	219,742,169
BofA Finance LLC, ELN, 60.03%, 4/12/2023, (linked to S&P 500 Index) (a)	54,002	214,747,593
BofA Finance LLC, ELN, 67.06%, 4/21/2023, (linked to S&P 500 Index) (a)	57,409	213,403,605
GS Finance Corp., ELN, 56.95%, 5/5/2023, (linked to S&P 500 Index) (a)	61,693	234,890,545
GS Finance Corp., ELN, 66.85%, 5/2/2023, (linked to S&P 500 Index) (a)	59,513	224,404,479
Royal Bank of Canada, ELN, 53.81%, 5/9/2023, (linked to S&P 500 Index) (Canada) (a)	60,481	241,163,754
Royal Bank of Canada, ELN, 58.61%, 4/17/2023, (linked to S&P 500 Index) (Canada) (a)	53,857	212,663,520
Royal Bank of Canada, ELN, 61.86%, 4/25/2023, (linked to S&P 500 Index) (Canada) (a)	58,076	222,598,339
Royal Bank of Canada, ELN, 68.12%, 4/24/2023, (linked to S&P 500 Index) (Canada) (a)	59,096	215,203,994
Total Equity-Linked Notes (Cost $3,406,995,409)		3,304,072,144

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c) (Cost $262,123,287)	262,123,287	262,123,287
Total Investments — 99.6% (Cost $22,701,511,846)		23,342,552,437
Other Assets Less Liabilities — 0.4%		83,463,637
NET ASSETS — 100.0%		23,426,016,074

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(200)	06/16/2023	USD	(41,357,500)	5,237

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$19,776,357,006	$—	$—	$19,776,357,006
Equity Linked Notes	—	3,304,072,144	—	3,304,072,144

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$262,123,287	$—	$—	$262,123,287
Total Investments in Securities	$20,038,480,293	$3,304,072,144	$—	$23,342,552,437
Appreciation in Other Financial Instruments
Futures Contracts	$5,237	$—	$—	$5,237
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a)	$—	$3,295,641	$3,295,641	$—	$—	$—	—	$1,062	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	121,300,698	5,764,003,313	5,623,180,724	—	—	262,123,287	262,123,287	6,012,827	—
Total	$121,300,698	$5,767,298,954	$5,626,476,365	$—	$—	$262,123,287		$6,013,889	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.